Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and Other Payables

(22)    Trade and Other Payables

Details are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Suppliers	628,992	601,618
VAT payable	13,011	11,694
Taxation authorities, withholdings payable	7,267	6,829
Social security payable	39,191	32,640
Other public entities	92,365	89,926
Other payables	151,834	141,089
Current income tax liabilities	4,516	3,482
	785,342	746,189

Suppliers

Details of balances with related parties are shown in note 31.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 30.